Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2019
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2. Notes to the consolidated statements of income

Revenue

The Company has recognized the following revenue in the consolidated statement of income for the three and six months ended June 30, 2019 and 2018:

Revenue
in € THOUS
	For the three months endedJune 30,
	2019			2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total

Health care services
Dialysis services	3.120.267	-	3.120.267	2.806.544	-	2.806.544
Care Coordination	278.937	55.993	334.930	528.226	50.037	578.263
	3.399.204	55.993	3.455.197	3.334.770	50.037	3.384.807

Health care products
Dialysis products	839.369	33.097	872.466	782.304	27.696	810.000
Non-dialysis products	17.369	-	17.369	18.898	-	18.898
	856.738	33.097	889.835	801.202	27.696	828.898

Total	4.255.942	89.090	4.345.032	4.135.972	77.733	4.213.705

	For the six months endedJune 30,
	2019			2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total
Health care services
Dialysis services	6.077.648	-	6.077.648	5.454.837	-	5.454.837
Care Coordination	578.481	116.376	694.857	1.035.470	103.295	1.138.765
	6.656.129	116.376	6.772.505	6.490.307	103.295	6.593.602
Health care products
Dialysis products	1.602.254	66.887	1.669.141	1.512.260	45.432	1.557.692
Non-dialysis products	35.943	-	35.943	38.040	-	38.040
	1.638.197	66.887	1.705.084	1.550.300	45.432	1.595.732

Total	8.294.326	183.263	8.477.589	8.040.607	148.727	8.189.334

(Gain) loss related to divestitures of Care Coordination activities

On June 28, 2018, the Company divested its controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) to an investment consortium led by Summit Partners, L.P., (“Summit Consortium”). The total transaction proceeds were $1,770,516 (€1,531,109), net of related tax payments. For the six months ended June 30, 2018, the pre-tax gain related to divestitures for Care Coordination activities was €820.054, which primarily related to this divestiture, the effect of the six month impact from the increase in valuation of Sound’s share based payment program, incentive compensation expense and other costs caused by the divestiture of Sound. Sound was included in Care Coordination within the North America Segment. The Company’s history with Sound, prior to divestment, includes the following milestones:

  In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, expanding the health care services we offer.

  In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.

  In 2017, the Company increased its interest in Sound raising the Company majority interest to almost 100% during the first half of 2017.

Research and development expenses

Research and development expenses of €74.634 for the six months ended June 30, 2019 (for the six months ended June 30, 2018: €69.545) include expenditures for research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €369 (for the six months ended June 30, 2018: €161).

Interest income

In 2014, the Company issued equity-neutral convertible bonds (the “Convertible Bonds”). Since November 2017, bond holders can exercise their conversion rights embedded in the bonds at certain dates (“Embedded Derivatives”). To fully offset the economic exposure from the conversion feature, the Company purchased call options on its shares (“Share Options”). Interest income is recognized either for the increase in the fair value of the conversion feature or the Share Options, dependent upon which is applicable in the year to date period under review.

During the six months ended June 30, 2019, the fair value of the Share Options increased and, as such, the increase is shown as interest income. However, the increase in the fair value of the Share Options for the six-month period ended June 30, 2019 was lower than for the three months ended March 31, 2019, which leads to the presentation of negative interest income for the three months ended June 30, 2019.

During the six months ended June 30, 2018, the fair value of the Embedded Derivatives increased and, as such, the increase is shown as interest income. However, the increase in the fair value of the Embedded Derivatives for the six-month period ended June 30, 2018 was lower than for the three months ended March 31, 2018, which leads to the presentation of negative interest income for the three months ended June 30, 2018.

Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2019 and 2018:

Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended June 30,		For the six months ended June 30,

	2019	2018	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	253.780	993.981	524.529	1.272.536

Denominators:
Weighted average number of shares outstanding	303.456.178	306.355.571	305.048.922	306.404.051
Potentially dilutive shares	107.755	927.226	118.134	946.366

Basic earnings per share	0,84	3,24	1,72	4,15
Fully diluted earnings per share	0,84	3,23	1,72	4,14

Share buy-back program

In 2019, the Company will continue to utilize the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program. The current share buy-back program, announced on June 14, 2019 allows for repurchase of a maximum of 12,000,000 shares at a total purchase price, excluding ancillary transaction costs, of up to €660,000 between June 17, 2019 and June 17, 2020. The prior buy-back program expired on May 10, 2019 and the repurchased shares were retired. The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the retired treasury stock:

As of June 30, 2019, the Company holds 1.504.623 treasury shares. These shares will be used solely to reduce the registered share capital of the Company by cancellation of the acquired shares.

Treasury Stock

Period	Average price per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
December 31, 2017	65,63	1.659.951	108.931
Purchase of Treasury Stock
May 2018	86,69	173.274	15.020
June 2018	86,14	257.726	22.201
Repurchased Treasury Stock	86,37	431.000	37.221

Retirement of repurchased Treasury Stock
December 2018	87,23	1.091.000	95.159
December 31, 2018	51,00	999.951	50.993

Purchase of Treasury Stock
March 2019	69,86	1.629.240	113.816
April 2019	72,83	1.993.974	145.214
May 2019	72,97	147.558	10.766
Repurchased Treasury Stock	71,55	3.770.772	269.796

Retirement of repurchased Treasury Stock
June 2019	71,55	3.770.772	269.796

Purchase of Treasury Stock
June 2019 (2)	67,11	504.672	33.870

Total	56,40	1.504.623	84.863

(1) The value of shares repurchased in 2018 and 2019 is inclusive of fees (net of taxes) paid in the amount of approximately €8 and €11, respectively, for services rendered.
(2) At June 30, 2019, the maximum number of shares that may be purchased pursuant to the buy-back program expiring on June 17, 2020 is 11,495,328.